Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 4 Intangible Assets

Intangible assets (patents) consisted of the following at June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
	(Unaudited)	(Audited)

Patents	$171,354	$134,919
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(33,681)	(28,577)
Patents net	$137,673	$106,342

Amortization expense associated with patents amounted to $2,828 and $5,105 for the three-months and six-months ended June 30, 2017, respectively; and $1,902 and $3,679 for the six-months ended June 30, 2016, respectively.

At June 30, 2017, future amortization of intangible assets for the years ending follows:

Year Ending December 31:
2017		$5,759
2018		11,424
2019		11,424
2020		11,455
2021		11,424
	2022 and Thereafter	86,187
		$137,673

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.

Note 4 Intangible Assets

Intangible assets (patents) consisted of the following at December 31, 2016 and December 31, 2015:

	December 31, 2016	December 31, 2015

Patents	$134,919	$103,792
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(28,575)	(20,618)
Patents - net	$106,344	$83,174

Amortization expense associated with patents amounted to $7,958 and $5,347 for the twelve months ended December 31, 2016 and 2015, respectively.

At December 31, 2016, future amortization of intangible assets:

Year Ending December 31
2017	$8,995
2018	8,995
2019	8,995
2020	8,995
2021	8,995
2022 and Thereafter	61,369
$106,344

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.